Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2026
INTCEN-NPRT3-0826
1.859215.118
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 3.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	373,275	6,663,357
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Wesfarmers Ltd	97,951	6,130,095
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,335,431	6,624,918
Financials - 2.0%
Banks - 0.8%
Commonwealth Bank of Australia	149,130	16,995,492
Westpac Banking Corp	1,521,921	37,082,620
		54,078,112
Capital Markets - 0.4%
Macquarie Group Ltd	148,011	25,730,832
Financial Services - 0.1%
Cuscal Ltd	3,057,441	10,676,598
Insurance - 0.7%
QBE Insurance Group Ltd	1,655,549	28,798,510
Suncorp Group Ltd	1,736,786	23,170,711
		51,969,221
TOTAL FINANCIALS		142,454,763
Materials - 1.3%
Metals & Mining - 1.3%
BHP Group Ltd	401,547	16,733,652
Rio Tinto Ltd	68,478	8,239,260
Rio Tinto PLC	676,800	64,028,538
TOTAL MATERIALS		89,001,450
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	609,039	1,717,489
Industrial REITs - 0.2%
Goodman Group unit	447,358	9,652,296
Retail REITs - 0.0%
Charter Hall Retail REIT	674,214	1,826,993
Specialized REITs - 0.0%
Arena REIT unit	1,174,281	2,529,692
TOTAL REAL ESTATE		15,726,470
TOTAL AUSTRALIA		266,601,053
BELGIUM - 1.4%
Financials - 1.1%
Banks - 1.1%
KBC Group NV	533,562	72,730,999
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	79,400	23,769,279
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	104,608	2,636,724
TOTAL BELGIUM		99,137,002
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	156,200	17,571,054
CANADA - 8.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B (b)	266,215	8,660,786
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Dollarama Inc	64,600	8,545,921
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	104,020	11,470,254
TOTAL CONSUMER DISCRETIONARY		20,016,175
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	257,800	16,432,307
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Athabasca Oil Corp (c)	1,946,019	14,023,137
Cameco Corp	31,232	3,183,429
Imperial Oil Ltd	437,815	49,163,700
Sintana Energy Inc (c)	4,218,500	1,041,054
South Bow Corp (b)	671,245	23,645,620
Strathcona Resources Ltd (b)	527,215	14,003,306
Suncor Energy Inc	779,212	41,920,589
TOTAL ENERGY		146,980,835
Financials - 2.8%
Banks - 1.8%
Bank of Montreal	201,200	35,561,293
Royal Bank of Canada	400,400	82,911,668
		118,472,961
Capital Markets - 0.5%
TMX Group Ltd	1,162,300	38,050,830
Insurance - 0.5%
Intact Financial Corp	179,300	37,005,396
TOTAL FINANCIALS		193,529,187
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (c)	52,400	19,110,436
Celestica Inc (United States) (c)	36,200	13,205,760
		32,316,196
IT Services - 0.2%
Shopify Inc Class A (United States) (c)	151,210	17,265,158
Software - 0.2%
Constellation Software Inc/Canada	9,000	16,943,416
TOTAL INFORMATION TECHNOLOGY		66,524,770
Materials - 1.9%
Chemicals - 0.2%
Nutrien Ltd	257,800	16,241,445
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd/CA	116,500	18,101,139
Altius Minerals Corp	617,600	27,660,816
Barrick Mining Corp	369,900	13,601,470
Franco-Nevada Corp	131,600	27,459,466
Metalla Royalty & Streaming Ltd (c)	773,400	5,885,573
Pan American Silver Corp	70,400	3,156,025
Standard Lithium Ltd (c)	509,800	1,394,693
Teck Resources Ltd Class B	275,000	16,378,812
		113,637,994
TOTAL MATERIALS		129,879,439
Real Estate - 0.0%
Residential REITs - 0.0%
Killam Apartment Real Estate Investment Trust (b)	85,100	1,113,065
TOTAL CANADA		583,136,564
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	302,800	15,342,994
CHINA - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	219,300	1,620,154
Broadline Retail - 0.0%
Prosus NV Class N	95,830	4,164,159
TOTAL CONSUMER DISCRETIONARY		5,784,313
Industrials - 0.6%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	231,100	13,433,546
Machinery - 0.4%
Airtac International Group	619,000	26,278,488
TOTAL INDUSTRIALS		39,712,034
TOTAL CHINA		45,496,347
DENMARK - 1.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	89,900	10,315,278
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	216,600	10,402,639
Industrials - 1.1%
Air Freight & Logistics - 0.9%
DSV A/S	245,953	58,525,349
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	403,300	11,418,791
TOTAL INDUSTRIALS		69,944,140
TOTAL DENMARK		90,662,057
FINLAND - 0.8%
Financials - 0.4%
Insurance - 0.4%
Sampo Oyj A Shares	2,495,600	26,208,658
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	1,595,600	21,279,288
Nokia Oyj ADR	337,400	4,480,672
TOTAL INFORMATION TECHNOLOGY		25,759,960
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	45,620	1,057,624
TOTAL FINLAND		53,026,242
FRANCE - 6.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	1,451,697	27,377,247
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Valeo SE	210,900	3,088,086
Hotels, Restaurants & Leisure - 0.1%
Sodexo SA	174,700	10,104,785
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	52,085	28,806,149
TOTAL CONSUMER DISCRETIONARY		41,999,020
Consumer Staples - 0.9%
Food Products - 0.5%
Danone SA	422,760	34,555,696
Personal Care Products - 0.4%
L'Oreal SA	64,600	28,317,854
TOTAL CONSUMER STAPLES		62,873,550
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	81,500	17,311,361
TotalEnergies SE	140,265	10,902,950
TOTAL ENERGY		28,214,311
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA	102,500	11,971,299
Health Care - 0.2%
Biotechnology - 0.0%
Abivax SA ADR (c)	21,300	2,838,438
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	10,200	1,915,271
Life Sciences Tools & Services - 0.2%
Sartorius Stedim Biotech	44,000	9,129,831
TOTAL HEALTH CARE		13,883,540
Industrials - 2.0%
Aerospace & Defense - 1.3%
Airbus SE	181,200	40,315,521
Safran SA	120,600	47,526,177
		87,841,698
Building Products - 0.4%
Cie de Saint-Gobain SA	306,600	27,803,220
Electrical Equipment - 0.3%
Legrand SA	131,500	22,281,928
TOTAL INDUSTRIALS		137,926,846
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	387,909	76,816,436
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA	22,293	1,538,507
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	39,600	4,635,551
TOTAL REAL ESTATE		6,174,058
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	531,700	16,735,005
TOTAL FRANCE		423,971,312
GERMANY - 7.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	838,314	22,856,042
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Schaeffler AG Class Registered (b)	221,700	2,148,106
Automobiles - 0.2%
Bayerische Motoren Werke AG	150,370	9,837,999
TOTAL CONSUMER DISCRETIONARY		11,986,105
Financials - 1.2%
Capital Markets - 0.6%
Deutsche Boerse AG	144,200	39,330,536
Insurance - 0.6%
Allianz SE	89,000	42,127,978
TOTAL FINANCIALS		81,458,514
Health Care - 0.6%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	567,699	25,936,160
Pharmaceuticals - 0.2%
Bayer AG	349,200	19,313,623
TOTAL HEALTH CARE		45,249,783
Industrials - 3.2%
Aerospace & Defense - 0.8%
Rheinmetall AG	50,988	58,013,236
Electrical Equipment - 1.1%
Siemens Energy AG	391,780	74,689,533
Industrial Conglomerates - 1.3%
Siemens AG	281,850	90,616,834
TOTAL INDUSTRIALS		223,319,603
Information Technology - 0.6%
Software - 0.6%
SAP SE	276,459	42,615,663
Materials - 0.6%
Chemicals - 0.4%
BASF SE	313,200	16,741,509
Evonik Industries AG	342,000	6,205,415
		22,946,924
Construction Materials - 0.2%
Heidelberg Materials AG	89,600	17,092,994
TOTAL MATERIALS		40,039,918
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Instone Real Estate Group SE (d)(e)	256,000	2,182,092
LEG Immobilien SE	57,514	3,630,781
TOTAL REAL ESTATE		5,812,873
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	184,890	11,956,845
Multi-Utilities - 0.2%
E.ON SE	635,870	13,075,964
TOTAL UTILITIES		25,032,809
TOTAL GERMANY		498,371,310
GREECE - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kri-Kri Milk Industry SA	232,000	8,058,529
Industrials - 0.2%
Construction & Engineering - 0.2%
GEK TERNA SA	288,500	14,504,165
TOTAL GREECE		22,562,694
HONG KONG - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	4,465,239	6,638,491
Financials - 1.3%
Insurance - 1.3%
AIA Group Ltd	6,061,275	55,492,397
Prudential PLC	2,624,760	34,862,106
TOTAL FINANCIALS		90,354,503
Industrials - 0.6%
Machinery - 0.6%
Techtronic Industries Co Ltd	2,478,000	40,916,376
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	1,115,588	6,284,282
Retail REITs - 0.1%
Link REIT	939,600	4,372,823
TOTAL REAL ESTATE		10,657,105
TOTAL HONG KONG		148,566,475
HUNGARY - 0.3%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	164,600	24,292,078
IRELAND - 1.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	803,800	2,268,502
Financials - 0.8%
Banks - 0.8%
AIB Group PLC	3,582,000	42,053,450
Bank of Ireland Group PLC	565,600	11,260,986
TOTAL FINANCIALS		53,314,436
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	295,100	26,957,642
TOTAL IRELAND		82,540,580
ISRAEL - 0.6%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (c)	638,800	21,642,544
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Tower Semiconductor Ltd (United States) (c)	68,900	17,958,096
TOTAL ISRAEL		39,600,640
ITALY - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA/Milano (c)	1,719,419	15,634,352
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (b)	76,180	7,189,774
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	294,600	19,225,991
Davide Campari-Milano NV	483,200	3,007,864
TOTAL CONSUMER STAPLES		22,233,855
Financials - 1.9%
Banks - 1.5%
FinecoBank Banca Fineco SpA	700,829	17,576,840
Intesa Sanpaolo SpA	9,306,700	63,967,640
UniCredit SpA	211,604	18,963,689
		100,508,169
Insurance - 0.4%
Generali	608,900	29,685,641
TOTAL FINANCIALS		130,193,810
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	651,500	38,187,920
Industrials - 0.4%
Electrical Equipment - 0.3%
Prysmian SpA	131,300	22,103,464
Machinery - 0.1%
Interpump Group SpA	101,200	3,910,644
TOTAL INDUSTRIALS		26,014,108
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	2,007,666	23,028,709
TOTAL ITALY		262,482,528
JAPAN - 20.2%
Communication Services - 1.1%
Entertainment - 0.2%
Capcom Co Ltd	65,300	1,201,218
Nintendo Co Ltd	374,338	15,737,173
		16,938,391
Wireless Telecommunication Services - 0.9%
KDDI Corp	1,416,594	23,795,535
SoftBank Group Corp	912,941	33,863,992
		57,659,527
TOTAL COMMUNICATION SERVICES		74,597,918
Consumer Discretionary - 3.6%
Automobile Components - 0.8%
Niterra Co Ltd (b)	304,470	20,232,885
Sumitomo Electric Industries Ltd	1,822,900	33,827,785
Toyo Tire Corp (b)	162,600	3,764,747
		57,825,417
Automobiles - 0.6%
Toyota Motor Corp	2,499,460	41,872,219
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	2,245,680	11,382,326
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	215,600	6,502,964
Household Durables - 1.3%
Casio Computer Co Ltd	331,300	3,936,634
Panasonic Holdings Corp	2,385,290	67,106,293
Sony Group Corp	889,600	17,902,368
		88,945,295
Specialty Retail - 0.5%
Fast Retailing Co Ltd	73,760	37,790,521
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	385,630	10,488,639
TOTAL CONSUMER DISCRETIONARY		254,807,381
Consumer Staples - 0.8%
Beverages - 0.1%
Coca-Cola Bottlers Japan Holdings Inc (b)	202,800	5,352,772
Food Products - 0.7%
Ajinomoto Co Inc	1,437,600	52,413,703
TOTAL CONSUMER STAPLES		57,766,475
Financials - 3.7%
Banks - 2.9%
Mitsubishi UFJ Financial Group Inc	1,953,400	38,917,460
Mizuho Financial Group Inc	2,113,538	101,510,717
SBI Shinsei Bank Ltd (b)	136,440	1,167,667
Sumitomo Mitsui Financial Group Inc	1,637,090	64,172,386
		205,768,230
Financial Services - 0.3%
ORIX Corp	349,661	13,319,124
PayPay Corp ADR (b)	468,305	6,710,810
		20,029,934
Insurance - 0.5%
Tokio Marine Holdings Inc	751,199	33,029,329
TOTAL FINANCIALS		258,827,493
Health Care - 1.1%
Health Care Equipment & Supplies - 0.6%
Hoya Corp	256,000	41,293,154
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	52,800	2,439,001
Takeda Pharmaceutical Co Ltd	1,032,700	32,916,947
		35,355,948
TOTAL HEALTH CARE		76,649,102
Industrials - 5.5%
Commercial Services & Supplies - 0.3%
Japan Elevator Service Holdings Co Ltd	1,686,100	18,109,872
Ground Transportation - 0.3%
East Japan Railway Co	1,136,900	23,758,965
Industrial Conglomerates - 1.3%
Hikari Tsushin Inc	97,600	21,446,143
Hitachi Ltd	2,265,850	62,709,890
		84,156,033
Machinery - 2.8%
Daifuku Co Ltd (b)	877,500	38,873,294
Ebara Corp	1,103,900	43,231,513
IHI Corp	1,965,200	33,178,921
Kawasaki Heavy Industries Ltd	1,718,100	31,092,576
Mitsubishi Heavy Industries Ltd	1,092,800	24,831,366
Takeuchi Manufacturing Co Ltd	473,000	20,780,484
		191,988,154
Trading Companies & Distributors - 0.8%
ITOCHU Corp	4,302,000	49,097,192
MonotaRO Co Ltd	841,100	9,566,387
		58,663,579
TOTAL INDUSTRIALS		376,676,603
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.2%
Ibiden Co Ltd	89,800	13,558,122
Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp	436,900	89,882,758
Disco Corp	56,600	29,445,237
Kioxia Holdings Corp (c)	120,900	70,270,698
Lasertec Corp	47,200	14,992,534
Renesas Electronics Corp	1,615,921	49,881,625
		254,472,852
TOTAL INFORMATION TECHNOLOGY		268,030,974
Materials - 0.3%
Chemicals - 0.3%
Shin-Etsu Chemical Co Ltd	493,700	21,520,133
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Katitas Co Ltd	87,100	1,782,871
Nomura Real Estate Holdings Inc	556,200	3,205,339
Tokyo Tatemono Co Ltd (b)	243,300	4,963,953
Tosei Corp	420,600	4,399,944
		14,352,107
Residential REITs - 0.0%
Advance Residence Investment Corp	2,750	2,547,512
TOTAL REAL ESTATE		16,899,619
Utilities - 0.1%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	64,590	912,776
Gas Utilities - 0.1%
Osaka Gas Co Ltd	87,050	2,933,014
Tokyo Gas Co Ltd	71,250	2,697,936
		5,630,950
TOTAL UTILITIES		6,543,726
TOTAL JAPAN		1,412,319,424
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	56,635	12,577,542
LUXEMBOURG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	154,200	9,285,156
NETHERLANDS - 6.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	258,700	10,410,702
Food Products - 0.1%
Magnum Ice Cream Co NV/The (c)	242,000	4,212,894
TOTAL CONSUMER STAPLES		14,623,596
Financials - 0.5%
Banks - 0.5%
ING Groep NV	1,078,700	34,036,563
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (c)	24,100	22,337,430
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 4.8%
ASM International NV	31,763	36,310,550
ASML Holding NV	151,390	299,778,837
		336,089,387
Software - 0.3%
Nebius Group NV Class A (b)(c)	83,500	23,060,195
TOTAL INFORMATION TECHNOLOGY		359,149,582
TOTAL NETHERLANDS		430,147,171
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	838,300	7,585,594
PHILIPPINES - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	294,000	4,279,862
PORTUGAL - 1.0%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Jeronimo Martins SGPS SA	379,600	7,269,331
Sonae SGPS SA	1,848,700	4,256,334
TOTAL CONSUMER STAPLES		11,525,665
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	430,165	9,116,880
Financials - 0.8%
Banks - 0.8%
Banco Comercial Portugues SA	44,550,800	52,685,375
TOTAL PORTUGAL		73,327,920
SINGAPORE - 0.7%
Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	712,532	21,942,305
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
STMicroelectronics NV	259,700	19,136,325
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,229,548	3,849,828
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,318,100	1,569,254
TOTAL REAL ESTATE		5,419,082
TOTAL SINGAPORE		46,497,712
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	296,637	14,550,782
SPAIN - 5.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(e)	23,400	699,559
Consumer Discretionary - 0.3%
Household Durables - 0.0%
Neinor Homes SA (d)(e)	60,742	1,141,692
Specialty Retail - 0.3%
Industria de Diseno Textil SA	332,670	20,968,965
TOTAL CONSUMER DISCRETIONARY		22,110,657
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	11,230,800	155,881,894
Bankinter SA	1,307,300	21,868,075
CaixaBank SA	8,104,600	114,827,340
TOTAL FINANCIALS		292,577,309
Utilities - 1.2%
Electric Utilities - 1.2%
Iberdrola SA	3,345,150	83,259,370
Gas Utilities - 0.0%
Naturgy Energy Group SA	83,890	2,629,465
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	253	4,096
TOTAL UTILITIES		85,892,931
TOTAL SPAIN		401,280,456
SWEDEN - 2.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Haypp Group AB (c)	402,020	5,721,613
Health Care - 0.3%
Biotechnology - 0.3%
Swedish Orphan Biovitrum AB B Shares (c)	386,900	18,434,545
Industrials - 1.8%
Building Products - 0.5%
Assa Abloy AB B Shares	931,900	32,924,831
Commercial Services & Supplies - 0.3%
Securitas AB B Shares	1,342,800	22,046,828
Machinery - 1.0%
Epiroc AB A Shares	851,700	23,367,877
Indutrade AB	2,152,843	44,494,035
		67,861,912
TOTAL INDUSTRIALS		122,833,571
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(f)(g)	24,499	215,823
TOTAL SWEDEN		147,205,552
SWITZERLAND - 3.2%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	205,050	47,331,360
Consumer Staples - 0.7%
Food Products - 0.7%
Nestle SA	472,588	48,471,064
Financials - 1.6%
Capital Markets - 1.2%
UBS Group AG	1,673,540	82,972,788
Insurance - 0.4%
Zurich Insurance Group AG	37,496	27,733,275
TOTAL FINANCIALS		110,706,063
Health Care - 0.2%
Pharmaceuticals - 0.2%
Galderma Group AG	66,373	15,096,379
Industrials - 0.0%
Electrical Equipment - 0.0%
Huber + Suhner AG	14,580	4,023,935
TOTAL SWITZERLAND		225,628,801
TAIWAN - 1.4%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	225,000	13,809,072
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,062,000	83,909,227
TOTAL TAIWAN		97,718,299
UNITED KINGDOM - 11.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Zegona Communications plc	804,720	16,993,340
Interactive Media & Services - 0.1%
MONY Group PLC	2,849,060	6,998,959
TOTAL COMMUNICATION SERVICES		23,992,299
Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	48,560	9,368,785
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	677,700	21,889,711
Household Durables - 0.1%
Beauty Tech Group PLC/The (c)	1,247,800	5,577,836
Leisure Products - 0.1%
Games Workshop Group PLC	16,583	4,751,248
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (c)	487,610	6,868,913
TOTAL CONSUMER DISCRETIONARY		48,456,493
Consumer Staples - 2.3%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	137,900	13,799,653
Diageo PLC	320,731	6,459,554
		20,259,207
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	2,444,921	10,371,323
Food Products - 0.1%
Cranswick PLC	135,900	9,914,550
Household Products - 0.0%
Reckitt Benckiser Group PLC	47,961	3,123,872
Personal Care Products - 0.5%
Unilever PLC (Netherlands)	502,662	30,239,085
Tobacco - 1.3%
British American Tobacco PLC	1,354,650	83,829,768
TOTAL CONSUMER STAPLES		157,737,805
Financials - 2.7%
Banks - 1.8%
Lloyds Banking Group PLC	28,658,900	41,943,102
NatWest Group PLC	9,098,500	80,284,743
		122,227,845
Insurance - 0.9%
Hiscox Ltd	1,956,900	47,943,133
Lancashire Holdings Ltd	1,676,700	14,356,299
		62,299,432
TOTAL FINANCIALS		184,527,277
Health Care - 2.1%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (d)(e)	4,374,200	12,474,639
Pharmaceuticals - 1.9%
Astrazeneca PLC	639,900	119,680,145
GSK PLC	586,060	15,385,775
		135,065,920
TOTAL HEALTH CARE		147,540,559
Industrials - 2.2%
Aerospace & Defense - 1.9%
BAE Systems PLC	884,300	21,671,214
Rolls-Royce Holdings PLC	5,934,116	113,754,879
		135,426,093
Trading Companies & Distributors - 0.3%
Diploma PLC	216,965	20,519,657
TOTAL INDUSTRIALS		155,945,750
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	548,800	28,637,780
Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	297,300	3,451,382
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	133,777	1,601,472
TOTAL REAL ESTATE		5,052,854
Utilities - 0.7%
Electric Utilities - 0.4%
SSE PLC	873,850	28,192,611
Multi-Utilities - 0.3%
National Grid PLC	1,310,176	21,609,689
TOTAL UTILITIES		49,802,300
TOTAL UNITED KINGDOM		801,693,117
UNITED STATES - 7.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
InterContinental Hotels Group PLC	181,830	31,320,218
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	2,350,805	91,340,509
Health Care - 2.5%
Pharmaceuticals - 2.5%
Jazz Pharmaceuticals PLC (c)	58,700	14,144,939
Novartis AG	289,630	45,266,972
Roche Holding AG	262,020	107,921,109
TOTAL HEALTH CARE		167,333,020
Industrials - 2.2%
Commercial Services & Supplies - 0.4%
Republic Services Inc	8,950	1,907,066
Waste Connections Inc	146,190	24,366,546
		26,273,612
Construction & Engineering - 0.0%
MasTec Inc (c)	5,820	2,421,470
Quanta Services Inc	2,710	1,951,308
		4,372,778
Electrical Equipment - 1.8%
GE Vernova Inc	1,290	1,515,569
Nextpower Inc Class A (c)	13,910	1,657,237
Schneider Electric SE	373,650	122,267,915
		125,440,721
TOTAL INDUSTRIALS		156,087,111
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Monolithic Power Systems Inc	290	400,884
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology Holdings PLC	9,500	9,167,500
TOTAL INFORMATION TECHNOLOGY		9,568,384
Materials - 0.9%
Chemicals - 0.3%
Linde PLC	34,312	17,805,869
Construction Materials - 0.6%
CRH PLC	225,400	24,117,800
Holcim AG	235,020	21,190,046
		45,307,846
TOTAL MATERIALS		63,113,715
Utilities - 0.3%
Electric Utilities - 0.2%
Alliant Energy Corp	57,660	4,398,881
American Electric Power Co Inc	29,030	3,971,594
NRG Energy Inc	42,810	6,252,830
		14,623,305
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (b)(c)	31,510	921,037
Vistra Corp	21,830	3,462,893
		4,383,930
TOTAL UTILITIES		19,007,235
TOTAL UNITED STATES		537,770,192
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (c)	392,100	10,710,350
TOTAL COMMON STOCKS (Cost $4,734,413,061)		6,905,938,860

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (i)	3.62 to 3.66	550,000	549,945
US Treasury Bills 0% 7/30/2026 (i)	3.62	830,000	827,597
US Treasury Bills 0% 9/24/2026	3.72	380,000	376,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,754,244)			1,754,261

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	92,318,970	92,337,434
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	63,670,502	63,676,868
TOTAL MONEY MARKET FUNDS (Cost $156,013,068)			156,014,302

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,892,180,373)	7,063,707,423
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(48,092,496)
NET ASSETS - 100.0%	7,015,614,927

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	127	9/2026	11,158,855	174,089
TME S&P/TSX 60 Index Contracts (Canada)	36	9/2026	10,436,129	69,979
TOTAL LONG				244,068

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,497,982 or 0.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,497,982 or 0.2% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,823 or 0.0% of net assets.

(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,284,551.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $20,463,911.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,620,154

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,883,377	2,429,310,243	2,396,845,305	2,767,829	(12,115)	1,234	92,337,434	92,318,970	0.1%
Fidelity Securities Lending Cash Central Fund	23,064,114	800,384,025	759,769,715	308,682	(1,556)	-	63,676,868	63,670,502	0.1%
Total	82,947,491	3,229,694,268	3,156,615,020	3,076,511	(13,671)	1,234	156,014,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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